CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 18,409	$ 6,801	$ (5,340)
Other comprehensive income (loss):
Foreign currency translation adjustments	(1,845)	(95)	514
Change in unrealized gain (loss) on hedging instruments, net	(1,548)	1,419	396
Less - reclassification adjustments for net loss (gain) realized and included in income (loss) on hedging instruments, net	1,059	(1,146)	(407)
Total other comprehensive income (loss)	(2,334)	178	503
Comprehensive income (loss)	$ 16,075	$ 6,979	$ (4,837)